Employee Share Scheme Reserve - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for sharebased payment arrangement	where 25% of the options vest annually from the issue date
Share options granted, term of options description	exercisable up to 10 years from the issue date
Expense from sharebased payment transactions with employees	$ 257,093	$ 22,298,052
Employee share scheme reserve	$ 37,186,616		$ 36,929,523